As filed with the Securities and Exchange Commission on May 22, 2018

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 217	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 219	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 15, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 217 to the Registration Statement on Form N-1A for Direxion Shares ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until June 15, 2018, the effectiveness of Post-Effective Amendment No. 206 (“PEA No. 206”) with respect to the Direxion Daily Lithium Bull 2X Shares and the Direxion Daily Lithium Bull 3X Shares, which was filed with the Commission via EDGAR Accession No. 0001193125-18-029227 on February 1, 2018 and was most recently delayed until May 23, 2018 by Post-Effective Amendment No. 215.

This Post-Effective Amendment No. 217 incorporates by reference the information contained in Parts A, B and C of PEA No. 206.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 217 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 217 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 22, 2018.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 217 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board, Chief Executive Officer and Chief Investment Officer	May 22, 2018
Daniel D. O’Neill

/s/ Gerald E. Shanley III*	Trustee	May 22, 2018
Gerald E. Shanley III

/s/ John Weisser*	Trustee	May 22, 2018
John Weisser

/s/ Jacob C. Gaffey*	Trustee	May 22, 2018
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	May 22, 2018
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	May 22, 2018
Henry W. Mulholland

/s/ Eric W. Falkeis*	Trustee and Principal Executive Officer	May 22, 2018
Eric W. Falkeis

/s/ Patrick J. Rudnick*	Principal Financial Officer and Assistant Secretary	May 22, 2018
Patrick J. Rudnick

*By:	/s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 209 to the Trust’s Registration Statement filed with the SEC on February 26, 2018.